Net debt - Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net debt
Carrying value	£ 3,690	£ 4,264
Effect of discounting	387	525
Undiscounted value	4,077	4,789
Pound sterling
Net debt
Carrying value	921	1,075
Euro
Net debt
Carrying value	873	934
US dollar
Net debt
Carrying value	1,887	2,212
Other currencies
Net debt
Carrying value	9	43
Less than one year
Net debt
Undiscounted value	1,251	1,185
Between 1 and 5 years
Net debt
Undiscounted value	1,848	2,601
More than five years
Net debt
Undiscounted value	£ 978	£ 1,003